Expense Example {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-05 - Fidelity Managed Retirement Income Fund - Class K6	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318